Share-Based Compensation - Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected term, in years		6 years 3 months		6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility					65.00%
Risk-Free interest rate		0.53%
Risk-Free interest rate,minimum	0.48%		0.48%	0.53%	0.46%	1.77%	2.68%
Risk-Free interest rate,maximum	0.76%		0.76%	0.74%	1.74%	2.65%	3.13%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility,minimum	63.00%	65.00%	63.00%	65.00%		65.00%	70.00%
Expected volatility,maximum	77.00%	70.00%	77.00%	70.00%		70.00%	75.00%
Maximum [Member]
Expected term, in years	6 years 3 months		6 years 3 months
Minimum [Member]
Expected term, in years	3 years 6 months		3 years 6 months